Structured entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Covered bond programme

Covered bond programme
	Fair value pledged mortgage loans
in EUR million	2025	2024
Dutch Covered Bond programmes	29,131	27,172
Diba Mortgage Pfandbriefe	18,811	15,050
ING Belgium Residential Pandbrieven Programme	8,986	9,024
IBAL Covered Bond	3,492	3,676
ING Bank Hipoteczny CBP	820	602
	61,240	55,524